Revenue	6 Months Ended
Jun. 30, 2026
Revenue [Abstract]
Revenue
16.	Revenue

Revenue consists of the following:

	For the Six Months Ended June 30,
	2025	2026
	RMB	RMB
Base commission from transactions	195,379	108,879
Innovation initiatives and other value-added services	8,015	6,866
Total	203,394	115,745

For the six months ended June 30, 2025 and 2026, substantially all revenues of the Group are derived from the PRC, no geographical segments are presented.

Innovation initiatives and other value-added services primarily consist of asset management services, parking space transaction services, income from software as a service (“SaaS”) platform participants and revenue from other value-added services rendered to the Registered Agents and market participants.

The following table summarized the Group’s revenues recognized at a point in time or over time:

	For the Six Months Ended June 30,
	2025	2026
	RMB	RMB
Timing of Revenue Recognition:
Services transferred at a point in time	198,374	112,554
Services transferred over time	4,341	3,028
Goods transferred at a point in time	679	163
	203,394	115,745